Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

14 INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of Cayman Island and the British Virgin Islands (“BVI”), the Parent and its subsidiary in Cayman Islands and BVI are not subject to tax on its income or capital gains.

Hong Kong

For the period from its inception to December 31, 2014, the Parent’s subsidiary in Hong Kong did not have any assessable profits arising in or derived from HK SAR and therefore no provision for Hong Kong Profits Tax was required. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

United States

GO Portal Inc. (“GO Portal”), a subsidiary of the Jiubang Digital, is incorporated in the State of Delaware of the United States and its principal business activities are conducted in the State of California. GO Portal is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 8.84%, resulting in an aggregate income tax rate of approximately 39.83%.

GetJar, a subsidiary acquired in February 2014, is incorporated in the State of Delaware of the United States and its principal business activities are conducted in the State of California. GetJar is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 8.84%, resulting in an aggregate income tax rate of approximately 39.83%.

United Kingdom

GO Mobile Technology Limited (“GO Mobile”), a subsidiary established in 2014 in the United Kingdom, and its principal business activities are conducted in the United Kingdom.

People’s Republic of China

The Parent’s consolidated PRC subsidiaries and VIEs file separate income tax returns in the PRC. On March 16, 2007, the National People’s Congress passed the new EIT Law. The statutory income tax rate under the new EIT Law is 25% effective from January 1, 2008. According to the new EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Parent’s consolidated PRC subsidiaries and VIEs are subject to income tax at 25%, unless otherwise specified.

In 2008, Jiubang Digital received the approval from the tax authority that it qualified as an HNTE. The certificate entitled Jiubang Digital to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In 2011, Jiubang Digital received the approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In 2014, Jiubang Digital received the approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016.

Jiubang Computer and Hengye Software qualified as eligible software enterprises in 2013 and 2014, respectively, which entitled each of them to a two-year full tax exemption followed by a three-year 50% tax exemption, commencing from the year in which its accumulated taxable income is greater than zero.

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
PRC, excluding HKSAR	8,760,488	112,936,180	43,535,268
Cayman Islands and BVI	(481,547)	(20,986,291)	(51,077,743)
HKSAR	(14,478)	(615,633)	(380,901)
United Kingdom	—	—	(2,256,839)
United States	—	(1,176,177)	(23,814,234)

Total income (loss) before income taxes	8,264,463	90,158,079	(33,994,449)

The Company’s income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current income tax expense	—	7,860,663	8,457,613
Deferred income tax expense (benefit)	(6,903,561)	(9,517,476)	5,216,108

Total income tax expense (benefit)	(6,903,561)	(1,656,813)	13,673,721

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) for each of the years ended December 31, 2012, 2013 and 2014 differs from the amount computed by applying the PRC statutory income tax rate to income (loss) before income taxes due to the following:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	2,066,116	22,539,520	(8,498,612)
Tax rate differential for entities in non-PRC jurisdictions	166,310	5,226,054	12,329,147
Research and development expenses bonus deduction	(3,188,028)	(4,932,333)	(4,932,452)
Non-deductible expenses
—Entertainment expense	253,351	322,430	302,498
—Other	300,571	20,348	16
Preferential income tax rate	—	(5,240,442)	266,688
Tax rate differential	(1,810,791)	(3,531,610)	2,104,805
Tax holiday	—	—	(1,871,138)
Change in valuation allowance	(4,691,090)	(16,060,780)	13,972,769

Actual income tax expense (benefit)	(6,903,561)	(1,656,813)	13,673,721

If the tax holidays were not available, income taxes provision and net income (loss) per share would have been affected as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Tax holiday effect	—	—	(1,871,138)
Basic net income (loss) per share effect	—	—	(0.01)
Diluted net income (loss) per share effect	—	—	(0.01)

The principal components of deferred income tax assets and deferred income tax liabilities are as follows:

	December 31,
	2013	2014
	RMB	RMB
Tax loss carryforwards	10,646,904	18,944,967
Accrued expenses and other current liabilities	8,221,083	10,163,943
Bad debt provision	—	249,088
Advertising expense	—	18,475
Impairment loss on an equity method investment	425,000	425,000
Impairment loss on property and equipment	437,500	275,417

Total gross deferred income tax assets	19,730,487	30,076,890
Valuation allowance	(3,309,450)	(17,388,482)

Deferred income tax assets, net	16,421,037	12,688,408
Intangible assets	—	1,106,754
Share of gain from an equity method investment	—	26,981
Gain from exchange of an intangible assets for an equity method investment, net of share of losses	—	1,452,858

Deferred income tax liabilities	—	2,586,593

Net deferred income tax assets	16,421,037	10,101,815

The movements of the valuation allowance are as follows:

	December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance as of January 1	30,450,912	20,628,460	3,309,450
Acquisition of a subsidiary	—	—	265,797
Additions	6,933,591	4,753,930	15,088,887
Deduction	(4,721,120)	(8,584,922)	(69,698)
Reversal	(6,903,561)	(11,159,024)	(1,046,420)
Expiration of tax loss	(5,131,362)	(1,258,230)	(124,898)
Change in tax rate	—	(1,070,764)	—
Foreign exchange translation adjustments	—	—	(34,636)

Balance as of December 31	20,628,460	3,309,450	17,388,482

As of December 31, 2012, 2013 and 2014, valuation allowances were provided against the deferred income tax assets of certain subsidiaries, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

As of December 31, 2014, for U.S. federal income tax purposes, the Company had tax loss carryforwards of US$4,223,513 (RMB25,843,676), which would expire by 2034, if unused. For PRC income tax purposes, the Company had tax loss carryforwards of RMB33,064,011, of which RMB258,154, RMB4,379,964, RMB2,193,356, RMB5,887,888 and RMB20,344,649 will expire, if unused, by 2015, 2016, 2017, 2018 and 2019, respectively.

The new EIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. Due to the plan to indefinitely reinvest its earnings in the PRC, the Company has not provided for deferred income tax liabilities on undistributed earnings of RMB52,432,644 and RMB93,393,764 as of December 31, 2013 and 2014, respectively. It is not practicable to estimate the unrecognized deferred income tax liabilities thereof.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2012, 2013 and 2014 is as follows:

	December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance as of January 1	594,402	5,905,726	18,380,952
Increase related to current year tax positions	5,311,324	16,230,858	6,861,792
Settlement	—	(3,755,632)	(7,639,360)

Balance as of December 31	5,905,726	18,380,952	17,603,384

Included in the balances of unrecognized tax benefits as of December 31, 2013 and 2014 were potential benefits of RMB18,380,952 and RMB17,603,384 that, if recognized, would affect the effective tax rate. Nil interest and penalty expenses were recorded for the years ended December 31, 2012, 2013 and 2014. The unrecognized tax benefits were presented as a reduction of the deferred income tax asset for tax loss carry forwards or an addition to income tax payable, if any, since the uncertain tax position would either reduce the tax loss carry forwards or increase the taxable income under the tax law. The unrecognized tax benefits mainly represent the estimated income tax expense the Company would be required to pay should its revenue for tax purposes be recognized in accordance with new EIT law and regulations. Management believes that it is reasonably possible that approximately RMB17,603,384 of the unrecognized tax benefits as of December 31, 2014 will be recognized in the next twelve months as a result of settlement.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Parent’s consolidated PRC subsidiaries and VIEs for the years from 2009 to 2014 are open to examination by the PRC tax authorities.